Income Taxes - Summary of Deferred Tax Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Net operating losses	$ 208,856	$ 3,512
Valuation allowance	(208,856)	(3,512)
Net deferred tax assets	$ 0	$ 0